Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes to the consolidated statements of income
Distribution costs	€ 184,252	€ 190,974	€ 374,745	€ 381,536
General and administrative expense	607,727	580,492	1,167,920	1,165,574
Selling, general and administrative expense	€ 791,979	€ 771,466	€ 1,542,665	€ 1,547,110